Financial Asset at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Asset at Fair Value Through Profit or Loss
30	FINANCIAL ASSET AT FAIR VALUE THROUGH PROFIT OR LOSS

	2018	2017
	RMB million	RMB million
Listed equity investment, at fair value
Shanghai Pudong Development Bank Co., Ltd.	96	—

The above equity investment at December 31, 2018 was classified as financial asset at fair value through profit or loss as it was held for trading.